Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund,

Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund,

each a series of Virtus Opportunities Trust

Supplement dated September 7, 2016 to the Summary and

Statutory Prospectuses dated January 28, 2016

Important Notice to Investors

As approved by the Board of Trustees of Virtus Opportunities Trust, effective September 7, 2016, the funds’ current subadviser, Euclid Advisors LLC (“Euclid”) is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the funds, and to David Dickerson, Carlton Neel and Amy Robinson as portfolio managers, are hereby removed from the funds’ prospectuses. Virtus Investment Advisers, Inc., the funds’ investment adviser, will continue to serve as investment adviser and will be responsible for the day-to-day management of the funds.

Additional disclosure changes resulting from the removal of the subadviser are described below and are also effective September 7, 2016.

Virtus Alternatives Diversifier Fund

The disclosure under “Portfolio Management” in the summary prospectuses and in the summary section of the statutory prospectus is hereby replaced with the following:

>	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since September 2016.

Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund

The disclosure under “Portfolio Management” in the summary prospectuses and in the summary section of the statutory prospectus is hereby replaced with the following:

>	Michael Davis, a Managing Director at VIA is a manager of the fund. Mr. Davis has served as a Portfolio Manager of the fund since September 2016.
>	Brendan R. Finneran, Managing Director and Equity Trader at VIA, is a manager of the fund. Mr. Finneran has served as a Portfolio Manager of the fund since September 2016.
>	Robert F. Hofeman, Jr., Managing Director and Equity Trader at VIA, is a manager of the fund. Mr. Hofeman has served as a Portfolio Manager of the fund since September 2016.
>	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.

All Funds

Under “The Adviser” on page 179 of the statutory prospectus, the following disclosure replaces the second sentence of the third paragraph: “For Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund, VIA is responsible for the day-to-day management of the fund’s investments and manages the investments of the fund to conform with its investment policies as described in this prospectus.”

Additionally, the table in this section is hereby amended by deleting the rows for Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund.

Under “The Subadvisers” on page 182 of the statutory prospectus, the table showing subadvisory fees is hereby amended by deleting the rows for Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund.

In the section “Portfolio Management” on page 188 of the statutory prospectus, the section under the subheading “VIA” is hereby replaced in its entirety with the following:

Virtus Alternatives Diversifier Fund	Warun Kumar (since September 2016)
Virtus Equity Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)
Virtus Global Equity Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)
Virtus Multi-Asset Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)
Virtus Sector Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)

Michael Davis. Mr. Davis is a Managing Director at VIA (since September 2016) and has over 15 years of experience in the financial services industry, including investment management and capital markets. Prior to joining Virtus in 2014, he was a founding partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies. Before forming Varick, Mr. Davis worked in the institutional asset management division of Barclays Capital, focused on quantitative and derivative-based investment strategies. Prior to Barclays, he worked in the derivative structuring group at Lehman Brothers. Mr. Davis started his career at Merrill Lynch in the asset-backed finance business.

Brendan R. Finneran. Mr. Finneran serves as Managing Director and Equity Trader at VIA (since September 2016) and has served as Portfolio Manager and Trader at Rampart Investment Management Company, LLC, an affiliate of VIA (since July 2008) Mr. Finneran has 12 years of investment experience. Prior to Rampart, he was trader and operations manager at Andover Capital Advisors (2003 to 2008), where he was responsible for operational account management (processing and settlement) for all equity, option, bond, bank debt, CDS and swap trades. Prior to Andover Capital Advisors, Mr. Finneran held various positions at Cone Jacquards and Robert Fleming as Account Manager.

Robert F. Hofeman, Jr. Mr. Hofeman serves as Managing Director and Equity Trader at VIA (since September 2016) and has served as Portfolio Manager and Trader at Rampart Investment Management Company, LLC, an affiliate of VIA (since May 2012). Mr. Hofeman has more than 12 years of investment experience. Prior to Rampart, he was an equity trading consultant for Linedata (2010 to 2012) where he translated buy-side business processes to the technology staff. Previously, Mr. Hofeman was a vice president of Evergreen Investments (2007 to 2009), where he traded stocks, options and futures, and was the primary trader at Ironwood Investment Management, LLC (2002 to 2007), focusing on small cap stocks and assisting with the research processes.

Warun Kumar. Mr. Kumar is Senior Managing Director and Portfolio Manager at VIA (since April 2015), and Portfolio Manager at Virtus Alternative Investment Advisers, Inc., an affiliate of VIA (since May 2014). He also serves as the Chief Investment Officer for Rampart Investment Management LLC, an affiliate of VIA (since October 2015). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar

2

was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 28, 2016.

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020/AltDivTrendFundsVIAChanges (9/2016)

3

Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund,

Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund,

each a series of Virtus Opportunities Trust

Supplement dated September 7, 2016 to the

Statement of Additional Information (“SAI”) dated January 28, 2016

Important Notice to Investors

As approved by the Board of Trustees of Virtus Opportunities Trust, effective September 7, 2016, the fund’s current subadviser, Euclid Advisors LLC (“Euclid”) is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the funds, and to David Dickerson, Carlton Neel and Amy Robinson as portfolio managers, are hereby removed from the SAI. Virtus Investment Advisers, Inc., the funds’ investment adviser, will continue to serve as investment adviser and will be responsible for the day-to-day management of the funds.

Under “Portfolio Managers” beginning on page 98, the table listing the portfolio managers is hereby revised by replacing the rows for the funds shown below with the following:

Alternatives Diversifier Fund	Warun Kumar
Virtus Equity Trend Fund	Michael Davis Brendan R. Finneran Robert F. Hofeman, Jr. Warun Kumar
Virtus Global Equity Trend Fund	Michael Davis Brendan R. Finneran Robert F. Hofeman, Jr. Warun Kumar
Virtus Multi-Asset Trend Fund	Michael Davis Brendan R. Finneran Robert F. Hofeman, Jr. Warun Kumar
Virtus Sector Trend Fund	Michael Davis Brendan R. Finneran Robert F. Hofeman, Jr. Warun Kumar

Investors should retain this supplement with the

SAI for future reference.

VOT 8020B SAI/AltDivTrendFundsVIAChanges (9/2016)